Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Table

Debt at December 31 consisted of:

	2012		2011
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
6.375% Senior Notes due 2012 (issued: $350.0, December 2001)	$0	$0	$350.0	$350.5
7% Notes due 2013 (issued: $150.0, October 1993)	149.9	157.1	149.7	162.4
3.75% Senior Notes due 2021 (issued: $500.0, August 2011)	497.3	549.1	497.0	525.3
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	295.2	385.0	295.0	364.4
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	394.5	513.5	394.4	492.4
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
(issued: $1,000.0, June 2007; outstanding: $731.2 and $762.1)	726.2	789.7	756.0	769.7

Total	$2,063.1	$2,394.4	$2,442.1	$2,664.7

Aggregate Principal Payments on Debt Outstanding	Aggregate principal payments on debt outstanding at December 31, 2012, is as follows:

(millions) Year	Payments
2013	$150.0
2014	0
2015	0
2016	0
2017	0
Thereafter	1,931.2

Total	$2,081.2

Cash Flow Hedging
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges Included in Accumulated Other Comprehensive Income

The original unrealized gain (loss) at the time of each debt issuance and the unamortized balance at December 31, 2012, on a pretax basis, of these hedges, were as follows:

(millions)	Unrealized Gain (Loss) at Debt Issuance	Unamortized Balance at December 31, 2012
6.375% Senior Notes	$18.4	$0
3.75% Senior Notes	(5.1)	(4.5)
6 5/8% Senior Notes	(4.2)	(3.4)
6.25% Senior Notes	5.1	4.3
6.70% Debentures	34.4	13.0